UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares of Principal Amount		Value
COMMON STOCKS - 95.1%(a)
COMMERCIAL SERVICES SECTOR - 7.9%
	Advertising/Marketing Services - 1.3%
1,556,000	Harte-Hanks, Inc.	$14,221,840
	Financial Publishing/Services - 2.7%
434,000	The Dun & Bradstreet Corporation	30,887,780
	Miscellaneous Commercial Services - 3.9%
736,000	Cintas Corp.	28,416,960
1,000,000	TeleTech Holdings, Inc. *	16,000,000
		44,416,960
CONSUMER DURABLES SECTOR - 1.5%
	Other Consumer Specialties - 1.5%
414,000	Mine Safety Appliances Co.	16,659,360
CONSUMER NON-DURABLES SECTOR - 1.2%
	Food: Specialty/Candy - 1.2%
193,125	Lancaster Colony Corporation	13,752,431
DISTRIBUTION SERVICES SECTOR - 17.2%
	Electronics Distributors - 7.8%
345,000	Anixter International Inc. *	18,302,250
1,403,000	Arrow Electronics, Inc. *	46,032,430
751,000	ScanSource, Inc. *	23,010,640
		87,345,320
	Medical Distributors - 6.6%
585,000	Owens & Minor, Inc.	17,918,550
1,631,000	Patterson Companies Inc.	56,220,570
		74,139,120
	Wholesale Distributors - 2.8%
538,000	United Stationers Inc.	14,499,100
450,000	World Fuel Services Corporation	17,113,500
		31,612,600
ELECTRONIC TECHNOLOGY SECTOR - 0.6%
	Electronic Production Equipment - 0.6%
226,150	MKS Instruments, Inc.	6,542,520
ENERGY MINERALS SECTOR - 3.2%
	Oil & Gas Production - 3.2%
652,000	Cimarex Energy Co.	35,938,240
FINANCE SECTOR - 12.8%
	Finance/Rental/Leasing - 1.2%
378,000	Ryder System, Inc.	13,611,780
	Insurance Brokers/Services - 2.4%
763,000	Arthur J. Gallagher & Co.	26,758,410
	Life/Health Insurance - 2.6%
997,000	Protective Life Corp.	29,321,770
	Property/Casualty Insurance - 4.0%
1,145,000	W.R. Berkley Corp.	44,563,400
	Regional Banks - 2.6%
510,000	Cullen/Frost Bankers, Inc.	29,319,900
HEALTH SERVICES SECTOR - 3.9%
	Health Industry Services - 2.3%
552,000	Covance Inc. *	26,413,200
	Medical/Nursing Services - 1.6%
809,000	VCA Antech, Inc. *	17,781,820
HEALTH TECHNOLOGY SECTOR - 3.9%
	Medical Specialties - 3.9%
227,875	Bio-Rad Laboratories, Inc. *	22,789,779
408,000	West Pharmaceutical Services, Inc.	20,599,920
		43,389,699
INDUSTRIAL SERVICES SECTOR - 2.6%
	Oilfield Services/Equipment - 2.6%
313,000	Bristow Group, Inc.	12,729,710
1,458,000	McDermott International, Inc. *	16,242,120
		28,971,830
MISCELLANEOUS SECTOR - 0.9%
	Investment Trusts/Mutual Funds - 0.9%
457,000	PICO Holdings, Inc. *	10,241,370
NON-ENERGY MINERALS SECTOR - 1.2%
	Construction Materials - 1.2%
365,000	Eagle Materials Inc.	13,629,100
PROCESS INDUSTRIES SECTOR - 14.7%
	Chemicals: Specialty - 6.7%
333,000	Compass Minerals International, Inc.	25,401,240
476,000	Innophos Holdings, Inc.	26,874,960
315,000	Sigma-Aldrich Corp.	23,287,950
		75,564,150
	Containers/Packaging - 4.7%
651,000	AptarGroup, Inc.	33,233,550
638,000	Bemis Company, Inc.	19,994,920
		53,228,470
	Industrial Specialties - 3.3%
388,000	H.B. Fuller Company	11,911,600
472,000	Valspar Corp.	24,775,280
		36,686,880
PRODUCER MANUFACTURING SECTOR - 13.6%
	Auto Parts: OEM - 1.0%
516,000	Gentex Corporation	10,768,920
	Electrical Products - 3.1%
1,735,000	Molex Inc. - Cl A	35,099,050
	Industrial Conglomerates - 2.4%
407,000	SPX Corporation	26,585,240
	Industrial Machinery - 2.7%
923,000	Kennametal Inc.	30,597,450
	Miscellaneous Manufacturing - 2.9%
626,000	Carlisle Companies Inc.	33,190,520
	Office Equipment/Supplies - 1.5%
619,000	Avery Dennison Corporation	16,923,460
RETAIL TRADE SECTOR - 3.9%
	Discount Stores - 2.5%
429,000	Family Dollar Stores, Inc.	28,519,920
	Specialty Stores - 1.4%
227,850	Advance Auto Parts, Inc.	15,543,927
TECHNOLOGY SERVICES SECTOR - 4.3%
	Data Processing Services - 2.7%
1,434,000	Broadridge Financial Solutions Inc.	30,501,180
	Information Technology Services - 1.6%
531,000	Jack Henry & Associates, Inc.	18,330,120
TRANSPORTATION SECTOR - 1.7%
	Air Freight/Couriers - 0.5%
164,600	Forward Air Corporation	5,311,642
	Marine Shipping - 1.2%
285,000	Kirby Corp. *	13,417,800
	Total common stocks (cost $883,675,925)	1,069,787,179

SHORT-TERM INVESTMENTS - 4.8%(a)
	Commercial Paper - 4.8%
$53,700,000	U.S Bank, N.A., 0.05%, due 07/02/12	53,699,925
	Total short-term investments (cost $53,699,925)	53,699,925
	Total investments - 99.9% (cost $937,375,850)	1,123,487,104
	Cash and receivables, less liabilities - 0.1% (a)	1,451,968
	TOTAL NET ASSETS - 100.0%	$1,124,939,072

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$937,375,850

Gross unrealized appreciation	230,820,543
Gross unrealized depreciation	(44,709,289)
Net unrealized appreciation	$186,111,254

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,069,787,179

Level 2 – Short-Term Investments	$53,699,925
Level 3 –	--
Total	$1,123,487,104

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Common Stock Fund, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date    August 7, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date    August 7, 2012

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date    August 7, 2012